CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Sep. 29, 2018	Sep. 30, 2017	Oct. 01, 2016
Services Revenue	$ 50,869	$ 46,843	$ 47,130
Products Revenue	8,565	8,294	8,502
Total revenues	59,434	55,137	55,632
Cost of services (exclusive of depreciation and amortization)	(27,528)	(25,320)	(24,653)
Cost of products (exclusive of depreciation and amortization)	(5,198)	(4,986)	(5,340)
Selling, general, administrative and other	(8,860)	(8,176)	(8,754)
Depreciation and amortization	(3,011)	(2,782)	(2,527)
Total costs and expenses	(44,597)	(41,264)	(41,274)
Restructuring and impairment charges	(33)	(98)	(156)
Other income, net	601	78	0
Interest expense, net	(574)	(385)	(260)
Equity in the income (loss) of investees, net	(102)	320	926
Income before income taxes	14,729	13,788	14,868
Income taxes	(1,663)	(4,422)	(5,078)
Net income	13,066	9,366	9,790
Less: Net income attributable to noncontrolling interests	(468)	(386)	(399)
Net income attributable to The Walt Disney Company (Disney)	$ 12,598	$ 8,980	$ 9,391
Earnings per share attributable to Disney:
Earnings Per Share, Diluted (usd per share)	$ 8.36	$ 5.69	$ 5.73
Earnings Per Share, Basic (usd per share)	$ 8.40	$ 5.73	$ 5.76
Weighted average number of common and common equivalent shares outstanding:
Diluted (shares)	1,507	1,578	1,639
Basic (shares)	1,499	1,568	1,629
Dividends Declared Per Share (usd per share)	$ 1.68	$ 1.56	$ 1.42